Other payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other payables and accrued liabilities
Schedule of other payables and accrued liabilities

		December 31,
	Note	2024	2023
Accrued professional fees		$657	$268
Accrued staff costs and staff benefits		115	26
Rental deposits from tenants		206	189
Contract liabilities		148	13
Interest receipt in advance		1	1
Advances from unrelated parties	*	547	538
Others		189	1,243
		$1,863	$2,278
*	The advances from unrelated parties were unsecured, interest free and have no fixed terms of repayment.